Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income	$ 11,870	$ 1,358
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	2,634	3,024
Amortization and write-off of special survey costs	176	175
Allowance for credit losses	(75)	4
Amortization and write-off of financing costs	126	155
Amortization of restricted common stock grants	47
Loss from debt extinguishment	287	34
Loss/(Gain) from financial derivative instrument	59	(320)
Gain on sale of vessel, net	(8,017)
Bad debt provisions		50
Changes in assets and liabilities:
Inventories	1,053	(1,899)
Due from related parties	50	1,691
Trade accounts receivable, net	6,398	(3,602)
Prepayments and other assets	(339)	(98)
Insurance claim receivable	608	(1,933)
Special survey cost	(814)	(445)
Trade accounts payable	(491)	2,759
Hire collected in advance	(1,215)
Accrued and other liabilities	(88)	(179)
Net cash provided by operating activities	12,269	774
Cash flow from investing activities:
Proceeds from the sale of vessel, net	24,291	8,509
Payments for vessel acquisition		(2,995)
Ballast water treatment system installation		(555)
Vessel additions	(21)
Net cash provided by investing activities	24,270	4,959
Cash flows from financing activities:
Proceeds from long-term debt	15,500
Repayment of long-term debt	(21,697)	(8,930)
Repayment of promissory note	(6,000)
Financial derivative instrument	561
Payment of financing costs	(148)
Preferred stock dividends paid	(405)	(436)
Common stock re-purchase program	(91)
Net cash used in financing activities	(12,280)	(9,366)
Net (decrease)/increase in cash and cash equivalents and restricted cash	24,259	(3,633)
Cash and cash equivalents and restricted cash at the beginning of the period	10,189	9,874
Cash and cash equivalents and restricted cash at the end of the period	34,448	6,241
SUPPLEMENTAL INFORMATION:
Cash paid for interest	$ 2,598	$ 1,722